Provision for legal proceedings and judicial deposits - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 2,058,122	R$ 2,044,633	R$ 1,714,403
Judicial deposit	1,072,982	1,056,690
Tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	694,524	745,896	813,732
Judicial deposit	769,351	801,723
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	907,205	818,422
Judicial deposit	182,809	134,058
Labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	456,393	480,315	R$ 387,692
Judicial deposit	R$ 120,822	R$ 120,909